INCOME TAX (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Provision for income tax benefit, current					$ 0	$ 0
Provision for income tax benefit, Domestic					0	0
Provision for income tax benefit, Foreign					0	0
Deferred:
Provision for income tax benefit	$ 0	$ 0	$ 0	$ 0	0	0
Domestic [Member]
Deferred:
Provision for income tax benefit					0	0
Foreign [Member]
Deferred:
Provision for income tax benefit					$ 0	$ 0